Basis of Presentation of the Consolidated Financial Statements - Investments in Associates (Detail)		12 Months Ended
	Jun. 11, 2020	Dec. 31, 2021	Dec. 31, 2020
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of voting power considered to be significant influence		20.00%
GNL Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct		0.00%	0.00%
Indirect		33.33%	33.33%
Total		33.33%	33.33%
Energia Marina SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct		0.00%	0.00%
Indirect		25.00%	25.00%
Total		25.00%	25.00%
Enel AMPCI Ebus Chile SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct		0.00%	0.00%
Indirect		20.00%	20.00%
Total	20.00%	20.00%	20.00%